Segmented information	9 Months Ended
May 31, 2022
Segmented information

23.	Segmented information

Information reported to the Company’s Chief Executive Officer, the Chief Operating Decision Maker (“CODM”), for the purposes of resource allocation and assessment of segment performance is focused on the category of services for each type of activity. The principal categories of services are E-Sports, Media and Advertising, and Corporate and Other. The Group’s reportable segments under IFRS 8 are therefore as follows:

Gaming	-	Services related to competitive organized video gaming or sporting events;
Media	-	Platform and advertising services provided to other broadcasters, primarily local TV and radio broadcasters;
Corporate and Other	-	Services provided to other businesses and other revenues;

The Corporate and Other segment primarily consists of support costs not allocated to the two other segments.

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended May 31, 2022:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	549,430	8,692,048	-	9,241,478

Results
Segment loss	(1,723,122)	(3,216,116)	-	(4,939,238)

Central administration costs	-	-	2,025,194	2,025,194
Other gains and losses	12,152	1,382	(1,565,959)	(1,552,425)
Finance costs	44,937	277	183,134	228,348
Loss before tax	(1,780,211)	(3,217,775)	(642,369)	(5,640,355)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	(463,980)	-	14,922,215	14,458,235
Non-controlling interest in net loss	-	-	3,419	3,419
Net income (loss)	(2,244,191)	(3,217,775)	14,283,265	8,821,299

The following is an analysis of the Company’s revenue and results by reportable segment for the nine months ended May 31, 2022:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	1,331,151	29,177,011	-	30,508,162

Results
Segment loss	(6,175,613)	(8,197,275)	-	(14,372,888)

Central administration costs	-	-	7,599,740	7,599,740
Other gains and losses	1,621,582	36,929	(10,991,270)	(9,332,759)
Finance costs	63,268	979	577,538	641,785
Income (loss) before tax	(7,860,463)	(8,235,183)	2,813,992	(13,281,654)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Discontinued operations	(647,595)	-	14,730,078	14,082,483
Non-controlling interest in net loss	-	-	(65,219)	(65,219)
Net income (loss)	(8,508,058)	(8,235,183)	17,478,851	735,610

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended May 31, 2021:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	408,575	7,592,387	-	8,000,962

Results
Segment loss	(1,190,154)	(2,057,830)	-	(3,247,984)

Central administration costs	-	-	1,752,651	1,752,651
Other gains and losses	10,664	(329,730)	(6,891,518)	(7,210,584)
Finance costs	8,251	125,470	76,034	209,755
Loss before tax	(1,209,069)	(1,853,570)	5,062,833	2,000,194
Income tax	-	-	-	-
Gain (Loss) for the year from:
Share of net loss of associate	-	-	-	-
Discontinued operations	(360,666)	-	(65,133)	(425,799)
Non-controlling interest in net loss	-	-	(2,343)	(2,343)
Net income (loss)	(1,569,735)	(1,853,570)	4,995,357	1,572,052

The following is an analysis of the Company’s revenue and results by reportable segment for the nine months ended May 31, 2021:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	993,408	21,491,243	-	22,484,651

Results
Segment loss	(3,283,044)	(5,682,782)	-	(8,965,826)

Central administration costs	-	-	6,513,730	6,513,730
Other gains and losses	9,465	2,474,609	939,416	3,423,490
Finance costs	36,480	637,514	439,755	1,113,749
Loss before tax	(3,328,989)	(8,794,905)	(7,892,901)	(20,016,795)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Share of net loss of associate	-	-	(103,930)	(103,930)
Discontinued operations	(4,076,248)	-	(1,637,000)	(5,713,248)
Non-controlling interest in net loss	-	-	59,327	59,327
Net loss	(7,405,237)	(8,794,905)	(9,574,504)	(25,774,646)

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Geographical breakdown

	North America	European Union	Total
	$	$	$
August 31, 2021
Assets	64,943,049	2,519,798	67,462,847
Long-term assets	35,796,241	108,924	35,905,165

May 31, 2022
Assets	57,684,572	845,630	58,530,202
Long-term assets	30,400,404	5,624	30,406,028